SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands															1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jan. 13, 2020	Nov. 08, 2019	Oct. 05, 2019	Sep. 17, 2019	Aug. 28, 2019	Aug. 14, 2019	Jul. 18, 2019	May 16, 2019	Dec. 12, 2018	Sep. 27, 2018	Dec. 28, 2017	Dec. 28, 2016	Oct. 07, 2015	Jun. 27, 2014	Feb. 29, 2020	Apr. 30, 2019	Mar. 31, 2020	Jun. 30, 2019	Dec. 12, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense, restricted stock																				$ 1,282	$ 1,259	$ 659
Unamortized stock-based compensation expense, restricted stock																				1,492	999	967
Stock-based compensation expense, stock option																				290	298	203
Unamortized stock-based compensation expense, stock option																				655	22	320
Intrinsic value of options exercisable																				$ 56	$ 197	36
Number of additional shares authorized					2,000,000					3,000,000	1,500,000	500,000	300,000	500,000
Number of shares authorized																					8,000,000
Restricted stock issued																					3,980,130
Options issued																					678,000
Shares available for issuance																					3,341,870
Number of shares issued				8,400,000				1,500,000												1,119,000
Vesting percentage									33.30%
Stock issued																		$ 3,000			$ 15,000
Issuance of common stock for debt inducement, amount																						$ 185
Shares issued for cashless options exercises						9,782																65,017
Number of options exercised						12,500															12,500	120,000
Options exercised, exercise price						$ 0.31															$ 0.31	$ 0.44
Share price						$ 1.42															2.78
Options intrinsic value						$ 14
Issuance of common stock for exercise of warrants, amount																						$ 64
Warrants exercise price																				$ 0.32	$ 2.50	$ 0.322
Number of options granted									50,000											733,000	0	270,000
Number of options expired																				34,000
Number of options canceled																				90,000
Options granted, exercise price									$ 1.33	$ 2.19										$ 1.68	$ 0.00	$ 2.03
Options granted, value									$ 59	$ 417
Options term									5 years
Options discount rate									2.75%	2.75%
Options expected term									3 years 6 months	3 years
Options expected volatility									164.00%	171.00%
Options expected dividends									0.00%	0.00%
Number of shares canceled																				55,000
Employees
Vesting percentage	33.30%
Number of options granted	733,000
Options granted, exercise price	$ 1.68
Options granted, value	$ 1,053
Options term	5 years
Options discount rate	1.63%
Options expected term	3 years 6 months
Options expected volatility	155.00%
Options expected dividends	0.00%
Common Stock
Number of shares issued																					430,000	904,000
Stock issued																		$ 1			$ 10
Issuance of common stock for debt inducement, shares																						600,000
Issuance of common stock for debt inducement, amount																						$ 1
Shares issued for cashless options exercises																						30,848
Issuance of common stock for exercise of warrants, shares																		60,056			60,056	192,208
Number of shares canceled																	55,000
Principal Owner
Stock issued				$ 12,000
Restricted Stock
Number of shares issued			250,000		170,000		50,000		624,000	90,000						160,000			714,000
Vesting percentage			100.00%				100.00%
Fair value of shares			$ 350		$ 265		$ 83
Number of shares canceled															55,000
Restricted Stock | Principal Owner
Number of shares issued		100,000
Vesting percentage		100.00%
Fair value of shares		$ 128
Restricted Stock | Tranche One
Number of shares issued	1,049,000				120,000											50,000			40,000
Vesting percentage	33.30%				100.00%											100.00%			100.00%
Fair value of shares	$ 1,172				$ 187											$ 135			$ 88
Restricted Stock | Tranche Two
Number of shares issued	70,000				50,000											110,000			50,000
Vesting percentage	100.00%				100.00%											50.00%			50.00%
Fair value of shares	$ 118				$ 78											$ 253			$ 109
Restricted Stock | Tranche Three
Number of shares issued																			624,000
Vesting percentage																			33.30%
Fair value of shares																			$ 830
PEDCO Incentive Plan
Number of shares authorized																					100,000
Restricted stock issued																					55,168
Options issued																					21,635
Chairman
Number of options granted										120,000
Director
Number of options granted										100,000
Director | Restricted Stock
Number of shares issued					50,000
Vesting percentage					100.00%
Fair value of shares					$ 78
Former CEO | Restricted Stock
Number of shares issued																						80,000
Fair value of shares																						$ 27
President | Restricted Stock
Number of shares issued																						60,000
Executive Vice President | Restricted Stock
Number of shares issued																						50,000
President and Executive Vice President | Restricted Stock
Vesting percentage																						100.00%
Fair value of shares																						$ 164
Officers | Restricted Stock
Number of shares issued	924,000